                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864

                            Oppenheimer Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCKS--51.0%
CONSUMER DISCRETIONARY--4.0%
MEDIA--4.0%
Jupiter Telecommunications Co. Ltd.                        14,405   $ 14,260,385
Liberty Global, Inc., Series A(1)                         178,357      3,907,802
Liberty Global, Inc., Series C(1)                         173,219      3,784,835
                                                                    ------------
                                                                      21,953,022
                                                                    ------------
CONSUMER STAPLES--6.1%
BEVERAGES--0.4%
Molson Coors Brewing Co., Cl. B, Non-Vtg.                  48,100      2,172,196
                                                                    ------------
FOOD & STAPLES RETAILING--1.7%
CVS Caremark Corp.                                         96,000      3,092,160
Kroger Co. (The)                                          195,000      4,003,350
Walgreen Co.                                               67,400      2,474,928
                                                                    ------------
                                                                       9,570,438
                                                                    ------------
FOOD PRODUCTS--1.7%
Nestle SA                                                 195,350      9,479,985
                                                                    ------------
TOBACCO--2.3%
Altria Group, Inc.                                        181,800      3,568,734
Lorillard, Inc.                                           110,980      8,903,925
                                                                    ------------
                                                                      12,472,659
                                                                    ------------
ENERGY--5.2%
OIL, GAS & CONSUMABLE FUELS--5.2%
Chevron Corp.                                             188,300     14,497,217
Exxon Mobil Corp.                                         213,980     14,591,296
                                                                    ------------
                                                                      29,088,513
                                                                    ------------
FINANCIALS--6.2%
CAPITAL MARKETS--1.1%
Goldman Sachs Group, Inc. (The)                            18,200      3,072,888
Morgan Stanley                                            100,800      2,983,680
                                                                    ------------
                                                                       6,056,568
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
JPMorgan Chase & Co.                                      289,200     12,050,964
                                                                    ------------
INSURANCE--2.9%
Assurant, Inc.                                            112,900      3,328,292
Everest Re Group Ltd.                                     153,360     13,139,885
                                                                    ------------
                                                                      16,468,177
                                                                    ------------
HEALTH CARE--5.6%
BIOTECHNOLOGY--1.1%
Amgen, Inc.(1)                                             50,900      2,879,413
Genzyme Corp. (General Division)(1)                        41,100      2,014,311
Vanda Pharmaceuticals, Inc.(1)                            106,910      1,201,668
                                                                    ------------
                                                                       6,095,392
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Beckman Coulter, Inc.                                      71,910      4,705,790


                         1 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                        Shares          Value
                                                     ------------   ------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Covidien plc                                              101,700   $  4,870,413
                                                                    ------------
                                                                       9,576,203
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Aetna, Inc.                                               189,610      6,010,637
                                                                    ------------
PHARMACEUTICALS--1.7%
Merck & Co., Inc.                                         184,477      6,740,790
Pfizer, Inc.                                              148,735      2,705,490
                                                                    ------------
                                                                       9,446,280
                                                                    ------------
INDUSTRIALS--4.4%
ELECTRICAL EQUIPMENT--0.6%
General Cable Corp.(1)                                    109,900      3,233,258
                                                                    ------------
INDUSTRIAL CONGLOMERATES--0.6%
Tyco International Ltd.                                    89,800      3,204,064
                                                                    ------------
MACHINERY--2.6%
Joy Global, Inc.                                          128,570      6,632,926
Navistar International Corp.(1)                           201,990      7,806,914
                                                                    ------------
                                                                      14,439,840
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Aircastle Ltd.                                            340,400      3,352,940
                                                                    ------------
INFORMATION TECHNOLOGY--17.2%
COMMUNICATIONS EQUIPMENT--3.8%
Nortel Networks Corp.(1)                                    1,478             34
Orbcomm, Inc.(1)                                              291            786
QUALCOMM, Inc.                                            246,830     11,418,356
Research in Motion Ltd.(1)                                142,980      9,656,869
                                                                    ------------
                                                                      21,076,045
                                                                    ------------
COMPUTERS & PERIPHERALS--0.8%
Dell, Inc.(1)                                             319,800      4,592,328
                                                                    ------------
INTERNET SOFTWARE & SERVICES--4.6%
eBay, Inc.(1)                                             327,800      7,716,412
Google, Inc., Cl. A(1)                                     28,090     17,415,238
                                                                    ------------
                                                                      25,131,650
                                                                    ------------
SOFTWARE--8.0%
Oracle Corp.                                              280,300      6,878,562
Synopsys, Inc.(1)                                         255,320      5,688,530
Take-Two Interactive Software, Inc.(1)                  2,281,547     22,929,547
THQ, Inc.(1)                                            1,781,530      8,978,911
                                                                    ------------
                                                                      44,475,550
                                                                    ------------
MATERIALS--1.7%
CHEMICALS--1.7%
Celanese Corp., Series A                                   61,250      1,966,125
Potash Corp. of Saskatchewan, Inc.                         70,400      7,638,400
                                                                    ------------
                                                                       9,604,525
                                                                    ------------
UTILITIES--0.6%
ELECTRIC UTILITIES--0.6%
Edison International, Inc.                                 88,000      3,060,640
                                                                    ------------


                         2 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                        Shares          Value
                                                     ------------   ------------
Total Common Stocks (Cost $269,885,282)                              282,611,874
PREFERRED STOCKS--3.4%
Bank of America Corp., 10% Cv., Series S(1)               512,600   $  7,647,992
Mylan, Inc., 6.50% Cv., Non-Vtg.                            9,900     11,329,164
                                                                    ------------
Total Preferred Stocks (Cost $13,973,659)                             18,977,156
                                                                    ------------

                                                       Principal
                                                        Amount
                                                     ------------
ASSET-BACKED SECURITIES--3.8%
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8,
   Cl. A2, 0.711%, 5/25/34(2)                        $  1,500,534      1,111,842
Bank of America Auto Trust, Automobile
   Asset-Backed Certificates, Series 2009-2A,
   Cl. A4, 3.03%, 10/15/16(3)                           2,300,000      2,333,709
Bank of America Credit Card Trust, Credit Card
   Asset-Backed Certificates, Series 2006-A16,
   Cl. A16, 4.72%, 5/15/13                                565,000        582,516
Chase Issuance Trust, Credit Card Asset-Backed
   Certificates, Series 2007-A15, Cl. A, 4.96%,
   9/17/12                                              1,460,000      1,504,320
Citibank Credit Card Issuance Trust, Credit Card
   Receivable Nts., Series 2003-C4, Cl. C4, 5%,
   6/10/15                                                310,000        305,017
CNH Equipment Trust, Asset-Backed Certificates,
   Series 2009-B, Cl. A3, 2.97%, 3/15/13                1,025,000      1,040,366
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.971%, 2/25/33(2)                  31,485         24,956
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(2)             1,523,941      1,248,543
Series 2005-17, Cl. 1AF2, 5.362%, 5/1/36(2)               321,032        264,711
CWABS Asset-Backed Certificates Trust 2006-25,
   Asset-Backed Certificates, Series 2006-25, Cl.
   2A2, 0.351%, 6/25/47(2)                                920,000        717,673
DT Auto Owner Trust, Automobile Receivables Nts.,
   Series 2009-1, Cl. A1, 2.98%, 10/15/15                 550,000        548,202
First Franklin Mortgage Loan Trust 2006-FF10,
   Mtg. Pass-Through Certificates, Series
   2006-FF10, Cl. A3, 0.321%, 7/25/36(2)                  808,216        771,539
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
   Pass-Through Certificates, Series 2006-FF9, Cl.
   2A2, 0.341%, 7/7/36(2,4)                               333,341        268,002
Ford Credit Auto Owner Trust, Automobile
   Receivables Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11                    165,000        166,051
Series 2009-E, Cl. A2, 0.80%, 3/15/12                   1,125,000      1,123,777
Harley-Davidson Motorcycle Trust 2009-2,
   Motorcycle Contract-Backed Nts.,
   Series 2009-2, Cl. A2, 2%, 7/15/12                   1,495,000      1,505,235
Honda Auto Receivables 2009-3 Owner Trust,
   Automobile Asset-Backed Nts.,
   Series 2009-3, Cl. A2, 1.50%, 8/15/11(4)               650,000        653,287
HSBC Home Equity Loan Trust 2005-3, Closed-End
   Home Equity Loan Asset-Backed Certificates,
   Series 2005-3, Cl. A1, 0.493%, 1/20/35(2)              464,334        402,163
HSBC Home Equity Loan Trust 2006-4, Closed-End
   Home Equity Loan Asset-Backed
   Certificates, Series 2006-4, Cl. A2V,
   0.343%, 3/20/36(2)                                     337,410        325,196
Litigation Settlement Monetized Fee Trust,
   Asset-Backed Certificates, Series 2001-1A, Cl.
   A1, 8.33%, 4/25/31(4)                                  109,030        109,224


                         3 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
MBNA Credit Card Master Note Trust, Credit Card
   Receivables:
Series 2003-C7, Cl. C7, 1.583%, 3/15/16(2)           $  2,900,000   $  2,603,278
Series 2005-A6, Cl. A6, 4.50%, 1/15/13                  1,450,000      1,479,600
Option One Mortgage Loan Trust 2006-2,
   Asset-Backed Certificates, Series 2006-2, Cl.
   2A2, 0.331%, 7/1/36(2)                               1,263,469        885,559
RASC Series 2006-KS7 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates,
   Series 2006-KS7, Cl. A2, 0.331%, 9/25/36(2)            582,749        560,180
Structured Asset Investment Loan Trust, Mtg.
   Pass-Through Certificates, Series 2006-BNC3,
   Cl. A2, 0.271%, 9/25/36(2)                              78,376         77,761
Wells Fargo Home Equity Asset-Backed Securities
   2006-2 Trust, Home Equity Asset-Backed
   Certificates, Series 2006-2, Cl. A2, 0.331%,
   7/25/36(2)                                             180,008        178,386
                                                                    ------------
Total Asset-Backed Securities (Cost $22,661,991)                      20,791,093
                                                                    ------------
MORTGAGE-BACKED OBLIGATIONS--28.9%
GOVERNMENT AGENCY--25.2%
FHLMC/FNMA/FHLB/SPONSORED--23.6%
Federal Home Loan Bank, Mtg.-Backed Obligations,
   Series 5G-2012, Cl. 1, 4.97%, 2/24/12                1,762,205      1,834,009
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18                                            134,006        139,591
5%, 8/15/33(5)                                            375,324        386,486
5.50%, 9/1/39                                           2,203,952      2,311,280
6%, 7/15/24                                               139,469        149,926
6%, 1/1/25(6)                                             290,000        309,394
7%, 10/1/37                                             3,936,696      4,295,343
8%, 4/1/16                                                 26,636         29,080
9%, 8/1/22-5/1/25                                           8,089          9,010
Federal Home Loan Mortgage Corp., Gtd. Real
   Estate Mtg. Investment Conduit
   Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                             21,429         23,528
Series 2006-11, Cl. PS, 23.719%, 3/25/36(2)               535,367        716,279
Series 2034, Cl. Z, 6.50%, 2/15/28                        266,536        288,835
Series 2053, Cl. Z, 6.50%, 4/15/28(5)                     248,873        268,353
Series 2426, Cl. BG, 6%, 3/15/17                        1,320,100      1,418,900
Series 2427, Cl. ZM, 6.50%, 3/15/32                     1,448,404      1,558,642
Series 2626, Cl. TB, 5%, 6/1/33                         1,365,000      1,447,506
Series 2638, Cl. KG, 4%, 11/1/27                        2,200,000      2,264,530
Series 2648, Cl. JE, 3%, 2/1/30                         1,580,280      1,578,270
Series 2663, Cl. BA, 4%, 8/1/16                         1,715,472      1,762,245
Series 2676, Cl. KB, 5%, 2/1/20                           613,116        631,305
Series 2686, Cl. CD, 4.50%, 2/1/17                      1,120,978      1,154,648
Series 2907, Cl. GC, 5%, 6/1/27                           465,967        484,807
Series 2929, Cl. PC, 5%, 1/1/28                           415,000        432,530
Series 2952, Cl. GJ, 4.50%, 12/1/28                       282,643        290,545
Series 3019, Cl. MD, 4.75%, 1/1/31                      1,073,755      1,116,702
Series 3025, Cl. SJ, 23.895%, 8/15/35(2)                  110,569        139,008
Series 3157, Cl. MC, 5.50%, 2/1/26                      1,568,510      1,603,444
Series 3279, Cl. PH, 6%, 2/1/27                         1,480,000      1,528,634
Series 3291, Cl. NA, 5.50%, 10/1/27                       696,842        722,678


                         4 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount           Value
                                                     ------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 3306, Cl. PA, 5.50%, 10/1/27(5)               $    466,473   $       482,712
Series R001, Cl. AE, 4.375%, 4/1/15                       341,910           350,834
Federal Home Loan Mortgage Corp., Interest-Only
   Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 14.504%, 6/1/26(7)                    227,167            50,821
Series 183, Cl. IO, 10.819%, 4/1/27(7)                    353,357            78,968
Series 184, Cl. IO, 18.498%, 12/1/26(7)                   390,008            86,574
Series 192, Cl. IO, 8.522%, 2/1/28(7)                     107,127            25,257
Series 202, Cl. IO, 0%, 4/1/29(7,8)                       383,690            89,230
Series 2130, Cl. SC, 51.853%, 3/15/29(7)                  292,430            43,313
Series 224, Cl. IO, 0%, 3/1/33(7,8)                       728,429           161,680
Series 243, Cl. 6, 0%, 12/15/32(7,8)                      447,913            91,959
Series 2527, Cl. SG, 26.607%, 2/15/32(7)                  257,223            15,239
Series 2531, Cl. ST, 38.255%, 2/15/30(7)                  327,256            21,312
Series 2796, Cl. SD, 66.193%, 7/15/26(7)                  425,933            54,193
Series 2802, Cl. AS, 99.999%, 4/15/33(7)                  606,385            53,850
Series 2920, Cl. S, 78.174%, 1/15/35(7)                 2,490,134           289,903
Series 3000, Cl. SE, 99.999%, 7/15/25(7)                2,296,583           214,336
Series 3045, Cl. DI, 40.775%, 10/15/35(7)               3,739,375           443,932
Series 3110, Cl. SL, 99.999%, 2/15/26(7)                  407,246            36,216
Series 3146, Cl. SA, 49.975%, 4/15/36(7)                3,168,761           485,920
Series 3399, Cl. SC, 19.734%, 12/15/37(7)               3,315,380           363,696
Federal Home Loan Mortgage Corp., Principal-Only
   Stripped Mtg.-Backed Security, Series 176,
   Cl. PO, 4.499%, 6/1/26(9)                               96,509            78,877
Federal National Mortgage Assn.:
4.50%, 1/1/25-1/1/40(6)                                 8,263,000         8,347,486
5%, 1/1/25-1/1/40(6)                                   18,442,000        18,977,716
5.50%, 1/1/25-1/1/40(6)                                17,118,000        17,929,247
6%, 9/25/19-3/1/37                                      3,542,224         3,767,087
6%, 1/1/25-1/1/40(6)                                   17,874,000        18,998,146
6.50%, 1/1/40(6)                                        3,949,000         4,229,750
7%, 11/1/17                                               529,823           566,508
7.50%, 1/1/33                                             306,612           345,933
8.50%, 7/1/32                                              20,102            22,507
Federal National Mortgage Assn., Gtd.
   Real Estate Mtg. Investment Conduit Multiclass
   Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22(4)                       1,851             1,851
Trust 1996-35, Cl. Z, 7%, 7/25/26                         128,621           141,665
Trust 1998-61, Cl. PL, 6%, 11/25/28                       399,565           429,407
Trust 2001-44, Cl. QC, 6%, 9/25/16                      1,029,452         1,103,455
Trust 2003-130, Cl. CS, 13.638%, 12/25/33(2)              741,842           759,009
Trust 2004-101, Cl. BG, 5%, 1/25/20                     2,400,000         2,547,259
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                    1,786,684         1,838,601
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                 1,550,000         1,637,844
Trust 2005-12, Cl. JC, 5%, 6/1/28                       1,052,902         1,097,835
Trust 2005-22, Cl. EC, 5%, 10/1/28                        430,000           449,008
Trust 2005-30, Cl. CU, 5%, 4/1/29                         467,623           488,965
Trust 2005-57, Cl. PA, 5.50%, 5/1/27                      476,945           482,440


                          5 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount           Value
                                                     ------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                $  1,243,005   $     1,310,613
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                     160,000           163,916
Trust 2006-46, Cl. SW, 23.351%, 6/25/36(2)                423,190           560,395
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                     847,889           873,057
Trust 2009-37, Cl. HA, 4%, 4/1/19                       1,970,921         2,041,950
Trust 2009-70, Cl. PA, 5%, 8/1/35                       1,921,687         2,030,765
Federal National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 39.849%, 12/18/31(7)                13,605             2,322
Trust 2001-65, Cl. S, 45.22%, 11/25/31(5,7)             1,038,011           163,013
Trust 2001-68, Cl. SC, 45.511%, 11/25/31(7)                 9,272             1,422
Trust 2001-81, Cl. S, 37.36%, 1/25/32(7)                  235,561            36,511
Trust 2002-38, Cl. SO, 58.942%, 4/25/32(7)                420,528            57,610
Trust 2002-47, Cl. NS, 34.302%, 4/25/32(7)                471,830            65,068
Trust 2002-51, Cl. S, 34.623%, 8/25/32(7)                 433,245            59,086
Trust 2002-52, Cl. SD, 41.205%, 9/25/32(7)                517,982            70,509
Trust 2002-7, Cl. SK, 47.996%, 1/25/32(7)                  18,638             2,371
Trust 2002-77, Cl. BS, 38.854%, 12/18/32(7)                34,187             4,514
Trust 2002-77, Cl. IS, 51.106%, 12/18/32(7)               716,455            97,631
Trust 2002-77, Cl. SH, 44.386%, 12/18/32(7)               319,849            49,658
Trust 2002-9, Cl. MS, 35.705%, 3/25/32(7)                 328,702            44,000
Trust 2002-90, Cl. SN, 49.356%, 8/25/32(7)                 29,350             4,160
Trust 2002-90, Cl. SY, 50.457%, 9/25/32(7)                 13,929             1,887
Trust 2003-33, Cl. SP, 56.422%, 5/25/33(7)              1,151,657           162,587
Trust 2003-4, Cl. S, 44.473%, 2/25/33(7)                  606,741            86,583
Trust 2003-46, Cl. IH, 0%, 6/1/33(7,8)                  3,920,085           590,024
Trust 2003-89, Cl. XS, 60.829%, 11/25/32(7)               627,250            77,884
Trust 2004-54, Cl. DS, 51.591%, 11/25/30(7)               465,447            52,525
Trust 2005-14, Cl. SE, 43.159%, 3/25/35(7)                620,546            69,391
Trust 2005-40, Cl. SA, 74.354%, 5/25/35(7)              1,397,056           163,850
Trust 2005-6, Cl. SE, 86.313%, 2/25/35(7)               1,847,950           204,675
Trust 2005-71, Cl. SA, 72.553%, 8/25/25(7)              1,496,459           177,776
Trust 2005-87, Cl. SE, 44.222%, 10/25/35(7)             2,797,590           317,712
Trust 2005-87, Cl. SG, 35.267%, 10/25/35(7)               212,643            28,736
Trust 2006-60, Cl. DI, 40.599%, 4/25/35(7)                406,573            50,391
Trust 2007-88, Cl. XI, 25.543%, 6/25/37(7)              8,925,616         1,005,826
Trust 214, Cl. 2, 26.347%, 3/1/23(7)                      593,556           134,471
Trust 222, Cl. 2, 15.779%, 6/1/23(7)                      779,435           152,523
Trust 240, Cl. 2, 23.197%, 9/1/23(7)                    1,282,676           286,397
Trust 247, Cl. 2, 23.822%, 10/1/23(7)                     163,657            39,529
Trust 252, Cl. 2, 22.876%, 11/1/23(7)                     616,867           146,398
Trust 273, Cl. 2, 15.577%, 8/1/26(7)                      170,644            38,673
Trust 319, Cl. 2, 4.618%, 2/1/32(7)                       235,622            54,062
Trust 320, Cl. 2, 7.987%, 4/1/32(7)                     1,012,607           264,977
Trust 331, Cl. 9, 9.246%, 2/1/33(7)                        82,613            17,793
Trust 334, Cl. 17, 16.001%, 2/1/33(7)                     398,758            76,995


                          6 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount           Value
                                                     ------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 339, Cl. 12, 0%, 7/1/33(7,8)                   $    858,269   $       161,412
Trust 339, Cl. 7, 0%, 7/1/33(7,8)                       1,672,448           272,440
Trust 343, Cl. 13, 8.30%, 9/1/33(7)                       744,282           124,799
Trust 343, Cl. 18, 4.265%, 5/1/34(7)                      125,767            23,213
Trust 345, Cl. 9, 2.688%, 1/1/34(7)                     1,160,438           208,404
Trust 351, Cl. 10, 1.924%, 4/1/34(7)                      212,328            40,968
Trust 351, Cl. 8, 2.248%, 4/1/34(7)                       428,926            82,683
Trust 356, Cl. 10, 0.169%, 6/1/35(7)                      370,006            69,899
Trust 356, Cl. 12, 0%, 2/1/35(7,8)                        187,649            35,165
Trust 362, Cl. 12, 0%, 8/1/35(7,8)                      3,535,152           676,859
Trust 362, Cl. 13, 0%, 8/1/35(7,8)                      1,943,168           372,348
Trust 364, Cl. 16, 0%, 9/1/35(7,8)                        879,995           148,337
Federal National Mortgage Assn., Principal-Only
   Stripped Mtg.-Backed Security, Trust 1993-184,
   Cl. M, 5.268%, 9/25/23(9)                              296,898           231,813
                                                                    ---------------
                                                                        130,864,625
                                                                    ---------------
GNMA/GUARANTEED--1.6%
Government National Mortgage Assn.:
4.375%, 4/8/26(2)                                          15,193            15,646
4.50%, 1/1/40(6)                                        7,340,000         7,346,885
7%, 1/29/24-4/29/26                                       131,057           145,520
7.50%, 5/29/27                                            508,487           572,214
8%, 5/30/17                                                19,272            21,457
8.50%, 8/1/17-12/15/17                                     12,374            13,542
Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 81.035%, 1/16/27(7)               585,938            83,436
Series 2002-15, Cl. SM, 70.84%, 2/16/32(7)                476,479            59,192
Series 2002-76, Cl. SY, 77.141%, 12/16/26(7)            1,244,504           194,665
Series 2004-11, Cl. SM, 58.834%, 1/17/30(7)               404,013            66,693
                                                                    ---------------
                                                                          8,519,250
                                                                    ---------------
NON-AGENCY--3.7%
COMMERCIAL--2.3%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
   Series 2006-1, Cl. AM, 5.421%, 9/1/45                3,700,000         2,928,711
Bear Stearns Commercial Mortgage Securities Trust
   2007-PW18, Commercial Mtg. Pass-Through
   Certificates, Series PW18, Cl. A2, 5.613%,
   6/1/50                                               1,050,000         1,066,095
Citigroup Commercial Mortgage Trust 2008-C7,
   Commercial Mtg. Pass-Through Certificates,
   Series 2008-C7, Cl. AM, 6.092%, 12/1/49(2)           1,700,000         1,288,411
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through
   Certificates, Series 2006-AB4, Cl. A1A, 6.005%,
   10/25/36                                               713,929           393,321
First Horizon Alternative Mortgage Securities
   Trust 2004-FA2, Mtg. Pass-Through Certificates,
   Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                  614,366           571,781


                          7 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount           Value
                                                     ------------   ---------------
COMMERCIAL CONTINUED
First Horizon Alternative Mortgage Securities
   Trust 2007-FA2, Mtg. Pass-Through Certificates,
   Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37          $    624,376   $       443,758
GE Capital Commercial Mortgage Corp., Commercial
   Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                   406,475           407,282
Series 2005-C4, Cl. AM, 5.334%, 11/1/45(2)                790,000           646,332
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2001-LIBA, Cl. B, 6.733%,
   2/10/16(3)                                             350,000           370,740
JPMorgan Chase Commercial Mortgage Securities
   Corp., Commercial Mtg. Pass-Through
   Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42               1,000,000           844,891
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                555,000           537,091
Series 2007-LD11, Cl. A2, 5.803%, 6/15/49(2)              715,000           734,864
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
   Certificates, Series 2007-S3, Cl. 1A90, 7%,
   7/1/37                                                 975,471           758,150
Mastr Adjustable Rate Mortgages Trust 2004-13,
   Mtg. Pass-Through Certificates, Series 2004-13,
   Cl. 2 A2, 3.023%, 4/1/34(2)                            590,437           559,761
Mastr Alternative Loan Trust 2004-6, Mtg.
   Pass-Through Certificates, Series 2004-6, Cl.
   10A1, 6%, 7/25/34                                    1,026,444           882,940
                                                                    ---------------
                                                                         12,434,128
                                                                    ---------------
MULTIFAMILY--0.5%
Wells Fargo Mortgage-Backed Securities 2004-AA
   Trust, Mtg. Pass-Through Certificates, Series
   2004-AA, Cl. 2A, 4.979%, 12/25/34(2)                   577,262           558,715
Wells Fargo Mortgage-Backed Securities 2004-S
   Trust, Mtg. Pass-Through Certificates, Series
   2004-S, Cl. A1, 3.105%, 9/25/34(2)                     504,268           466,771
Wells Fargo Mortgage-Backed Securities 2006-AR10
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR10, Cl. 5A1, 5.589%, 7/1/36(2)                  834,292           650,594
Wells Fargo Mortgage-Backed Securities 2006-AR6
   Trust, Mtg. Pass-Through Certificates, Series
   2006-AR6, Cl. 3A1, 5.096%, 3/25/36(2)                1,612,471         1,307,432
                                                                    ---------------
                                                                          2,983,512
                                                                    ---------------
RESIDENTIAL--0.9%
Banc of America Mortgage Securities, Inc., Mtg.
   Pass-Through Certificates, Series 2004-E, Cl.
   2A6, 4.158%, 6/1/34(2)                                 475,000           401,324
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
   Pass-Through Certificates, Series 2006-6, Cl.
   A3, 6%, 4/1/36                                         872,539           746,550
Countrywide Alternative Loan Trust 2005-29CB, Mtg.
   Pass-Through Certificates, Series 2005-29CB,
   Cl. A4, 5%, 7/1/35                                   2,213,059         1,678,065
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
   Certificates, Series 2006-5F, Cl. 2A1, 6%,
   6/1/36                                                 893,878           775,599
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2003-QS1,
   Cl. A2, 5.75%, 1/25/33                                 345,798           343,155
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-QS13,
   Cl. 1A8, 6%, 9/25/36                                   261,036           237,757


                          8 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
RESIDENTIAL CONTINUED
Structured Adjustable Rate Mortgage Loan Trust,
   Mtg. Pass-Through Certificates, Series 2004-5,
   Cl. 3 A1, 2.963%, 5/1/34(2)                       $   863,212    $   757,830
Wells Fargo Mortgage-Backed Securities 2004-R
   Trust, Mtg. Pass-Through Certificates, Series
   2004-R, Cl. 2A1, 3.003%, 9/1/34(2)                     258,807        245,469
                                                                    ------------
                                                                       5,185,749
                                                                    ------------
Total Mortgage-Backed Obligations
   (Cost $159,376,803)                                               159,987,264
                                                                    ------------
U.S. GOVERNMENT OBLIGATIONS--0.5%
Federal Home Loan Mortgage Corp. Nts., 2.50%,
   4/23/14                                              1,670,000      1,670,716
Federal National Mortgage Assn. Nts., 3%, 9/16/14       1,305,000      1,322,986
                                                                    ------------
Total U.S. Government Obligations (Cost $2,979,716)                    2,993,702
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.4%
CONSUMER DISCRETIONARY--1.5%
AUTOMOBILES--0.3%
Daimler Finance North America LLC, 6.50% Sr.
   Unsec. Unsub. Nts., 11/15/13                           520,000        570,531
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts.,
   9/15/10                                              1,025,000      1,057,823
                                                                    ------------
                                                                       1,628,354
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
   8/15/15(3)                                             538,000        541,867
HOUSEHOLD DURABLES--0.1%
Fortune Brands, Inc., 3% Sr. Unsec. Unsub. Bonds,
   6/1/12                                                 562,000        557,324
LEISURE EQUIPMENT & PRODUCTS--0.1%
Mattel, Inc., 6.125% Sr. Unsec. Nts., 6/15/11             505,000        532,630
MEDIA--0.7%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19                495,000        593,161
Comcast Cable Communications Holdings, Inc.,
   9.455% Sr. Unsec. Nts., 11/15/22                       240,000        309,300
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
5.875% Sr. Unsec. Unsub. Nts., 10/1/19(3)                 440,000        448,347
7.625% Sr. Unsec. Unsub. Nts., 5/15/16(4)                 404,000        441,934
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19            460,000        484,725
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds,
   1/15/40(3)                                             447,000        444,284
Time Warner Cos., Inc., 9.125% Debs., 1/15/13             370,000        429,612
Time Warner Entertainment Co. LP, 8.375% Sr.
   Nts., 7/15/33                                          290,000        347,656
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30            315,000        340,633
                                                                    ------------
                                                                       3,839,652
SPECIALTY RETAIL--0.2%
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub.
   Nts., 12/16/36                                         470,000        455,173
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts.,
   4/1/11                                                 770,000        827,697
                                                                    ------------
                                                                       1,282,870
CONSUMER STAPLES--0.7%
BEVERAGES--0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr.
   Unsec. Unsub. Nts., 1/15/19(3)
                                                          828,000        971,039


                          9 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
BEVERAGES CONTINUED
Constellation Brands, Inc., 8.375% Sr. Nts.,
   12/15/14(4)                                       $    495,000   $    529,650
                                                                    ------------
                                                                       1,500,689
FOOD & STAPLES RETAILING--0.0%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31          210,000        269,585
FOOD PRODUCTS--0.2%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                      55,000         56,278
8.50% Sr. Unsec. Nts., 6/15/19                            390,000        445,304
Heinz (H.J.) Finance Co., 7.125% Sr. Unsec. Nts.,
   8/1/39(3)                                              390,000        442,367
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts.,
   9/15/11                                                360,000        384,238
                                                                    ------------
                                                                       1,328,187
                                                                    ------------
TOBACCO--0.2%
Altria Group, Inc., 9.70% Sr. Unsec. Nts.,
   11/10/18                                               905,000      1,120,479
                                                                    ------------
ENERGY--1.7%
ENERGY EQUIPMENT & SERVICES--0.2%
Pride International, Inc., 8.50% Sr. Nts., 6/15/19        620,000        719,200
Weatherford International Ltd., 6.50% Sr. Unsec.
   Bonds, 8/1/36                                          370,000        354,446
Weatherford International, Inc., 6.625% Sr. Unsec.
   Unsub. Nts., Series B, 11/15/11                         94,000        100,629
                                                                    ------------
                                                                       1,174,275
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS--1.5%
Anadarko Petroleum Corp., 6.45% Sr. Unsec. Nts.,
   9/15/36                                                450,000        471,491
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts.,
   1/15/16                                                490,000        492,450
DCP Midstream LLC, 6.75% Sr. Unsec. Nts.,
   9/15/37(3)                                              83,000         82,311
Duke Energy Field Services LLC, 7.875% Unsec.
   Nts., 8/16/10                                          485,000        504,294
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16             550,000        589,875
Energy Transfer Partners LP, 7.50% Sr. Unsec.
   Unsub. Bonds, 7/1/38                                   210,000        230,805
Enterprise Products Operating LLP, 7.50% Sr.
   Unsec. Unsub. Nts., 2/1/11                             430,000        455,734
Kaneb Pipe Line Operating Partnership LP, 5.875%
   Sr. Unsec. Nts., 6/1/13                                980,000      1,014,886
Kerr-McGee Corp., 6.875% Sr. Unsec. Unsub. Nts.,
   9/15/11                                                390,000        419,471
Kinder Morgan Energy Partners LP, 9% Sr. Unsec.
   Nts., 2/1/19                                           460,000        566,950
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37       520,000        525,601
Peabody Energy Corp., 6.875% Sr. Unsec. Nts.,
   Series B, 3/15/13                                      515,000        523,369
Pipeline Funding Co. LLC, 7.50% Sr. Sec. Nts.,
   1/15/30(3)                                             372,000        352,637
Plains All American Pipeline LP, 6.50% Sr. Unsec.
   Unsub. Nts., 5/1/18                                    610,000        653,379
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
   5.50% Sr. Sec. Nts., 9/30/14(3)                        305,000        321,056
Williams Cos., Inc. (The), 8.75% Unsec. Nts.,
   3/15/32                                                310,000        371,965
Woodside Finance Ltd., 4.50% Nts., 11/10/14(3)            460,000        464,603
                                                                    ------------
                                                                       8,040,877
                                                                    ------------
FINANCIALS--3.6%
CAPITAL MARKETS--0.6%
Blackstone Holdings Finance Co. LLC, 6.625% Sr.
   Unsec. Nts., 8/15/19(3)                                820,000        803,995


                         10 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
CAPITAL MARKETS CONTINUED
Goldman Sachs Capital, Inc. (The), 6.345% Sub.
   Bonds, 2/15/34                                      $  975,000   $    915,568
Morgan Stanley:                                           180,000        181,066
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17
7.30% Sr. Unsec. Nts., 5/13/19                          1,355,000      1,524,198
                                                                    ------------
                                                                       3,424,827
                                                                    ------------
COMMERCIAL BANKS--0.9%
Barclays Bank plc, 6.278% Perpetual Bonds(4,10)         1,200,000        894,000
City National Capital Trust I, 9.625% Jr. Sub.
   Bonds, 2/1/40                                          560,000        596,305
HSBC Finance Capital Trust IX, 5.911% Nts.,
   11/30/35(2)                                            850,000        705,500
PNC Funding Corp., 5.25% Gtd. Unsec. Sub. Nts.,
   11/15/15                                               595,000        612,645
Wachovia Corp., 5.625% Sub. Nts., 10/15/16                200,000        204,785
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
   Series K(10)                                         1,710,000      1,722,825
                                                                    ------------
                                                                       4,736,060
                                                                    ------------
CONSUMER FINANCE--0.2%
Capital One Capital IV, 8.875% Jr. Sub. Nts.,
   5/15/40                                                935,000      1,002,788
DIVERSIFIED FINANCIAL SERVICES--1.0%
Citigroup, Inc., 8.125% Sr. Unsec. Nts., 7/15/39        1,380,000      1,562,233
JPMorgan Chase & Co., 7.90% Perpetual Bonds,
   Series 1(10)                                         2,000,000      2,069,668
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds,
   5/14/38                                              2,005,000      2,209,648
                                                                    ------------
                                                                       5,841,549
                                                                    ------------
INSURANCE--0.7%
AXA SA, 6.379% Sub. Perpetual Bonds(3,10)                 740,000        599,400
Hartford Financial Services Group, Inc. (The):
5.375% Sr. Unsec. Nts., 3/15/17                           490,000        467,783
6% Sr. Unsec. Nts., 1/15/19                               615,000        599,899
Lincoln National Corp.:                                   695,000        583,800
7% Jr. Sub. Bonds, 5/17/66(2)
8.75% Sr. Unsec. Nts., 7/1/19                             314,000        359,372
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec.
   Nts., 9/15/10                                          521,000        534,198
Principal Life Global Funding I, 4.40% Sr. Sec.
   Nts., 10/1/10(3)                                       515,000        525,556
Prudential Holdings LLC, 8.695% Bonds, Series C,
   12/18/23(3)                                            400,000        429,077
                                                                    ------------
                                                                       4,099,085
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--0.2%
Simon Property Group LP, 5.375% Sr. Unsec. Unsub.
   Nts., 6/1/11                                           514,000        533,747
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%
   Nts., 9/2/15(3)                                        560,000        591,198
                                                                    ------------
                                                                       1,124,945
                                                                    ------------
HEALTH CARE--0.5%
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Boston Scientific Corp., 6% Sr. Unsec. Unsub.
   Nts., 1/15/20                                          847,000        867,068
HEALTH CARE PROVIDERS & SERVICES--0.1%
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts.,
   1/15/11                                                485,000        501,597
LIFE SCIENCES TOOLS & SERVICES--0.1%
Fisher Scientific International, Inc., 6.125% Sr.
   Unsec. Sub. Nts., 7/1/15                               815,000        840,571
PHARMACEUTICALS--0.1%
Watson Pharmaceuticals, Inc., 6.125% Sr. Unsec.
   Nts., 8/15/19                                          530,000        547,841


                         11 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
INDUSTRIALS--1.2%
AEROSPACE & DEFENSE--0.4%
BAE Systems Holdings, Inc., 6.375% Nts., 6/1/19(3)   $    515,000   $    554,956
L-3 Communications Corp., 5.875% Sr. Sub. Nts.,
   1/15/15                                                560,000        562,100
Meccanica Holdings USA, Inc.:
6.25% Sr. Unsec. Unsub. Nts., 7/15/19(3)                  290,000        309,989
6.25% Sr. Nts., 1/15/40(3)                                155,000        155,709
7.375% Sr. Unsec. Unsub. Nts., 7/15/39(3)                 485,000        546,246
                                                                    ------------
                                                                       2,129,000
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec.
   Debs., 9/15/35                                         325,000        359,685
Republic Services, Inc., 6.75% Sr. Unsec. Unsub.
   Nts., 8/15/11                                          445,000        469,611
                                                                    ------------
                                                                         829,296
                                                                    ------------
ELECTRICAL EQUIPMENT--0.1%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19            550,000        573,623
INDUSTRIAL CONGLOMERATES--0.3%
General Electric Capital Corp., 5.875% Unsec.
   Unsub. Nts., 1/14/38                                   395,000        366,926
Tyco International Ltd./Tyco International Finance
   SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21             950,000      1,067,954
                                                                    ------------
                                                                       1,434,880
                                                                    ------------
MACHINERY--0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14               585,000        605,475
                                                                    ------------

ROAD & RAIL--0.2%
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19                 785,000        898,314
                                                                    ------------

INFORMATION TECHNOLOGY--0.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc., 5.50% Sr. Unsec.
   Unsub. Nts., 9/14/15                                   870,000        913,048
                                                                    ------------

SOFTWARE--0.1%
CA, Inc., 5.375% Sr. Unsec. Unsub. Nts., 12/1/19          655,000        659,930
                                                                    ------------

MATERIALS--1.0%
CHEMICALS--0.3%
Airgas, Inc., 4.50% Sr. Unsec. Unsub. Nts.,
   9/15/14                                                280,000        284,541
Terra Capital, Inc., 7.75% Sr. Nts., 11/1/19(3)           710,000        763,250
Yara International ASA, 7.875% Nts., 6/11/19(3)           465,000        531,830
                                                                    ------------
                                                                       1,579,621
                                                                    ------------
CONTAINERS & PACKAGING--0.1%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                555,000        571,650
                                                                    ------------

METALS & MINING--0.6%
Freeport-McMoRan Copper & Gold, Inc., 8.25% Sr.
   Unsec. Nts., 4/1/15                                    830,000        905,667
Teck Resources Ltd., 9.75% Sr. Sec. Nts., 5/15/14         610,000        706,838
Vale Overseas Ltd., 6.875% Sr. Unsec. Nts.,
   11/10/39                                               555,000        561,507
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                     170,000        176,166
6% Sr. Unsec. Unsub. Nts., 10/15/15                       296,000        316,505
Xstrata Finance Canada Ltd., 6.90% Nts.,
   11/15/37(3)                                            510,000        521,695
                                                                    ------------
                                                                       3,188,378
                                                                    ------------


                         12 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
TELECOMMUNICATION SERVICES--1.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38             $ 621,000   $    632,856
British Telecommunications plc, 9.625% Bonds,
   12/15/30                                               335,000        427,954
Citizens Communications Co., 6.25% Sr. Nts.,
   1/15/13                                                515,000        518,863
Deutsche Telekom International Finance BV, 8.50%
   Unsub. Nts., 6/15/10(2)                                367,000        379,309
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13              495,000        538,219
Telecom Italia Capital SA, 4.875% Sr. Unsec.
   Unsub. Nts., 10/1/10                                   755,000        772,881
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10          360,000        376,664
Telus Corp., 8% Nts., 6/1/11                              580,000        628,121
Verizon Communications, Inc., 6.40% Sr. Unsec.
   Nts., 2/15/38                                          405,000        424,800
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts.,
   8/1/16                                                 610,000        623,725
                                                                    ------------
                                                                       5,323,392
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17        410,000        456,125
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts.,
   5/1/11                                                 204,000        223,913
                                                                    ------------
                                                                         680,038
                                                                    ------------
UTILITIES--0.8%
ELECTRIC UTILITIES--0.1%
Allegheny Energy Supply Co. LLC, 8.25% Bonds,
   4/15/12(3)                                             400,000        437,857
Exelon Corp., 5.625% Sr. Unsec. Bonds, 6/15/35            375,000        340,196
                                                                    ------------
                                                                         778,053
                                                                    ------------
ENERGY TRADERS--0.3%
Constellation Energy Group, Inc., 7.60% Unsec.
   Nts., 4/1/32                                           535,000        582,589
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                 515,000        516,931
Oncor Electric Delivery Co., 6.375% Sr. Sec.
   Nts., 1/15/15                                          676,000        738,203
                                                                    ------------
                                                                       1,837,723
                                                                    ------------
MULTI-UTILITIES--0.4%
CMS Energy Corp., 6.55% Sr. Unsec. Unsub. Nts.,
   7/17/17                                                610,000        605,462
NiSource Finance Corp., 7.875% Sr. Unsec. Nts.,
   11/15/10                                               498,000        522,193
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16                             220,000        238,906
9.80% Sr. Unsec. Nts., 2/15/19                            445,000        556,298
                                                                    ------------
                                                                       1,922,859
                                                                    ------------
Total Non-Convertible Corporate Bonds and Notes
   (Cost $65,086,756)                                                 68,728,400

                                                        Shares
                                                     ------------
INVESTMENT COMPANIES--13.7%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.00%(11,12)                            460,135        460,135
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.21%(11,13)                                 75,531,133     75,531,133
                                                                    ------------
Total Investment Companies (Cost $75,991,268)                         75,991,268


                         13 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                                        Value
                                                                    ------------
TOTAL INVESTMENTS, AT VALUE (COST $609,955,475)          113.7%      630,080,757
Liabilities in Excess of Other Assets                    (13.7)      (75,908,997)
                                                         -----      ------------
Net Assets                                               100.0%     $554,171,760
                                                         =====      ============

Footnotes to Statement of Investments

(1.)  Non-income producing security.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,543,718 or 2.44% of the Fund's net assets as of December 31, 2009.

(4.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $2,897,948, which represents 0.52% of the Fund's net assets. See accompanying Notes.

(5.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,300,564. See accompanying Notes.

(6.) When-issued security or delayed delivery to be delivered and settled after December 31, 2009. See accompanying Notes.

(7.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,086,452 or 1.82% of the Fund's net assets as of December 31, 2009.

(8.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(9.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $310,690 or 0.06% of the Fund's net assets as of December 31, 2009.

(10.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(11.) Rate shown is the 7-day yield as of December 31, 2009.

(12.) Interest rate is less than 0.0005%.

(13.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES            GROSS        GROSS          SHARES
                                                     SEPTEMBER 30, 2009    ADDITIONS   REDUCTIONS   DECEMBER 31, 2009
                                                     ------------------   ----------   ----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E       81,333,349       49,686,510   55,488,726       75,531,133

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $75,531,133   $53,118

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:


                         14 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                              LEVEL 1--         LEVEL 2--          LEVEL 3--
                                              UNADJUSTED    OTHER SIGNIFICANT      SIGNIFICANT
                                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                                            -------------   -----------------   -------------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                    $ 21,953,022     $         --              $--           $ 21,953,022
   Consumer Staples                            33,695,278               --               --             33,695,278
   Energy                                      29,088,513               --               --             29,088,513
   Financials                                  34,575,709               --               --             34,575,709
   Health Care                                 31,128,512               --               --             31,128,512
   Industrials                                 24,230,102               --               --             24,230,102
   Information Technology                      95,275,573               --               --             95,275,573
   Materials                                    9,604,525               --               --              9,604,525
   Utilities                                    3,060,640               --               --              3,060,640
Preferred Stocks                               18,977,156                                               18,977,156
Asset-Backed Securities                                --       20,791,093               --             20,791,093
Mortgage-Backed Obligations                            --      159,987,264               --            159,987,264
U.S. Government Obligations                            --        2,993,702               --              2,993,702
Non-Convertible Corporate Bonds and Notes              --       68,728,400               --             68,728,400
Investment Companies                           75,991,268               --               --             75,991,268
                                             ------------     ------------              ---           ------------
Total Investments, at Value                   377,580,298      252,500,459               --            630,080,757
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                    30,805               --               --                 30,805
                                             ------------     ------------              ---           ------------
Total Assets                                 $377,611,103     $252,500,459              $--           $630,111,562
                                             ------------     ------------              ---           ------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value                  $         --     $    (68,405)             $--           $    (68,405)
Futures margins                                  (120,125)              --               --               (120,125)
                                             ------------     ------------              ---           ------------
Total Liabilities                            $   (120,125)    $    (68,405)             $--           $   (188,530)
                                             ------------     ------------              ---           ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                        NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------         --------   ---------   ----------   -----------   --------------
U.S. Long Bonds                   Buy      109        3/22/10    $12,575,875     $(491,169)
U.S. Treasury Nts., 2 yr.        Sell       61        3/31/10     13,192,203        81,006
U.S. Treasury Nts., 5 yr.        Sell       67        3/31/10      7,663,648       136,427
U.S. Treasury Nts., 10 yr.        Buy      168        3/22/10     19,396,125      (476,100)
                                                                                 ---------
                                                                                 $(749,836)
                                                                                 =========


                         15 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

                                                                 PAY/
                                         BUY/SELL    NOTIONAL   RECEIVE
REFERENCE ENTITY/                         CREDIT      AMOUNT     FIXED    TERMINATION               UNREALIZED
SWAP COUNTERPARTY                       PROTECTION    (000'S)     RATE       DATE         VALUE    DEPRECIATION
-----------------                       ----------   --------   -------   -----------   --------   ------------
VALE OVERSEAS:
Morgan Stanley Capital Services, Inc.      Sell       $1,055      1.17%      3/20/17    $ (6,440)      $ 6,440
Morgan Stanley Capital Services, Inc.      Sell        1,065      1.10       3/20/17     (11,262)       11,262
                                                      ------                            --------       -------
                                          Total        2,120                             (17,702)       17,702
                                                      ------                            --------       -------
VALE INCO LTD.:
Morgan Stanley Capital Services, Inc.       Buy        1,055      0.70       3/20/17     (27,655)       27,655
Morgan Stanley Capital Services, Inc.       Buy        1,065      0.63       3/20/17     (23,048)       23,048
                                                      ------                            --------       -------
                                          Total        2,120                             (50,703)       50,703
                                                      ------                            --------       -------
Grand Total Buys                                                                         (50,703)       50,703
Grand Total Sells                                                                        (17,702)       17,702
                                                                                        --------       -------
Total Credit Default Swaps                                                              $(68,405)      $68,405
                                                                                        ========       =======

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                              TOTAL MAXIMUM POTENTIAL
                                                            PAYMENTS FOR SELLING CREDIT                         REFERENCE ASSET
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD PROTECTION    PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*    RATING RANGE**
---------------------------------------------------------   ---------------------------   -------------------   ---------------
Investment Grade Single Name Corporate Debt                          $2,120,000                   $--                BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF DECEMBER 31, 2009 IS AS FOLLOWS:

                                                 SWAP TYPE FROM           NOTIONAL AMOUNT
SWAP COUNTERPARTY                               FUND PERSPECTIVE              (000'S)         VALUE
-----------------                        ------------------------------   ---------------   --------
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy Protection         $2,120       $(50,703)
                                         Credit Default Sell Protection         2,120        (17,702)
                                                                                            --------
Total Swaps                                                                                 $(68,405)
                                                                                            ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                         16 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                         17 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities           $76,991,757

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ


                         18 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors defined below:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposure to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the


                         19 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

     Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of December 31, 2009 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of December 31, 2009, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $68,405 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of December 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.


                         20 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended December 31, 2009 was as follows:

                                 CALL OPTIONS            PUT OPTIONS
                            ---------------------   ---------------------
                            NUMBER OF   AMOUNT OF   NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS   CONTRACTS    PREMIUMS
                            ---------   ---------   ---------   ---------
Options outstanding as of
   September 30, 2009         2,299     $ 222,997       --         $--
Options closed or expired    (2,299)     (222,997)      --          --
                             ------     ---------      ---         ---
Options outstanding as of
   December 31, 2009             --     $      --       --         $--
                             ======     =========      ===         ===

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to


                         21 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     Additonal asociated risks to the fund include counterparty credit risk and liquidity risk.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                         22 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Federal tax cost of securities          $611,422,319
Federal tax cost of other investments     11,865,984
                                        ------------
Total federal tax cost                  $623,288,303
                                        ============
Gross unrealized appreciation           $ 60,180,485
Gross unrealized depreciation            (42,340,288)
                                        ------------
Net unrealized appreciation             $ 17,840,197
                                        ============


                         23 | Oppenheimer Balanced Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010